GOLDMAN SACHS TRUST

Goldman Sachs Structured Emerging Markets Equity Fund
Goldman Sachs Structured International Equity Fund
Goldman Sachs Structured International Small Cap Fund
(collectively, the “Funds”)

Supplement dated September 22, 2011 to the
Prospectus dated February 28, 2011 (the “Prospectus”)

Katinka Domotorffy, Chief Investment Officer (“CIO”) and head of Goldman Sachs Asset Management’s (“GSAM”) Quantitative Investment Strategies (“QIS”) team, has announced her intention to retire from GSAM at the end of 2011. Effective immediately, Ms. Domotorffy’s responsibilities as CIO of Equity Alpha Strategies will be shared by Ron Hua. Also effective immediately, William Fallon will no longer have portfolio management responsibilities with respect to the Funds.

Effective December 31, 2011, Ms. Domotorffy will retire and will no longer have portfolio management responsibilities with respect to the Funds.

Effective immediately, the second paragraph of the “Summary—Portfolio Management—Portfolio Managers” section of the Prospectus with respect to Goldman Sachs Structured Emerging Markets Equity Fund is replaced in its entirety with the following:

Portfolio Managers: Ron Hua, CFA, Managing Director, Chief Investment Officer of Quantitative Investment Strategies—Equity Alpha Strategies, has managed the Fund since 2011; Katinka Domotorffy, CFA, Managing Director, Head of Quantitative Investment Strategies, Chief Investment Officer, has managed the Fund since 2009; and Len Ioffe, CFA, Managing Director, has managed the Fund since 2008.

Effective immediately, the second paragraph of the “Summary—Portfolio Management—Portfolio Managers” section of the Prospectus with respect to Goldman Sachs Structured International Equity Fund is replaced in its entirety with the following:

Portfolio Managers: Ron Hua, CFA, Managing Director, Chief Investment Officer of Quantitative Investment Strategies—Equity Alpha Strategies, has managed the Fund since 2011; Katinka Domotorffy, CFA, Managing Director, Head of Quantitative Investment Strategies, Chief Investment Officer, has managed the Fund since 2009; and Len Ioffe, CFA, Managing Director, has managed the Fund since 1997.

Effective immediately, the second paragraph of the “Summary—Portfolio Management—Portfolio Managers” section of the Prospectus with respect to Goldman Sachs Structured International Small Cap Fund is replaced in its entirety with the following:

Portfolio Managers: Ron Hua, CFA, Managing Director, Chief Investment Officer of Quantitative Investment Strategies—Equity Alpha Strategies, has managed the Fund since 2011; Katinka Domotorffy, CFA, Managing Director, Head of Quantitative

Investment Strategies, Chief Investment Officer, has managed the Fund since 2009; and Len Ioffe, CFA, Managing Director, has managed the Fund since 2007.

Effective immediately, in the “Service Providers—Fund Managers” section of the Prospectus, the reference to Mr. Fallon in the “Quantitative Investment Strategies Team” table is replaced with the following:

Years
Primarily
	Fund	Responsible
Name and Title	Responsibility	Since	Five Year Employment History
Ron Hua, CFA Managing Director Chief Investment Officer of Equity Alpha Strategies	Portfolio Manager— Structured Emerging Markets Equity Structured International Equity Structured International Small Cap	2011 2011 2011	Mr. Hua is the Chief Investment Officer of Equity Alpha Strategies for GSAM’s Quantitative Investment Strategies team. Mr. Hua joined GSAM as a partner in 2011, and oversees all research, portfolio management and trading for the QIS quantitative equity business. Prior to joining the firm, Ronald was the Chief Investment Officer and Head of Research for Equity Investments at PanAgora Asset Management (2004-2011). In that capacity, Ronald was responsible for all equity strategies, was the architect of PanAgora’s Dynamic Equity Contextual Modeling Approach and served as a member of PanAgora’s Management and Investment Committees.

Effective immediately, the paragraph immediately following the above-referenced table is replaced in its entirety with the following:

Katinka Domotorffy, CFA, Head and Chief Investment Officer of the QIS team, is ultimately responsible for the Funds’ investment process. Ron Hua, CFA, Managing Director, is the Chief Investment Officer of Equity Alpha Strategies for GSAM’s QIS team. Len Ioffe, CFA, is a Managing Director and Portfolio Manager on the QIS team, where he is responsible for the portfolio management of long-only equity portfolios.

Effective December 31, 2011, all references to Katinka Domotorffy are removed from the Prospectus in their entirety.

This Supplement should be retained with your Prospectuses for future reference.

STINTPMSTK 09-11